Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Opening balance	$ 883,170	$ 756,260
Current period acquisitions (Note 6)	27,304	126,932
Prior period acquisitions	123	0
Foreign exchange movement	(9,352)	(22)
Closing balance	$ 901,245	$ 883,170